Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment	12 Months Ended
Sep. 30, 2023 USD ($)
Buildings [Member]
Schedule of Property and Equipment [Line Items]
Estimated residual value
Buildings [Member] | Minimum [Member]
Schedule of Property and Equipment [Line Items]
Depreciation years	33 years
Buildings [Member] | Maximum [Member]
Schedule of Property and Equipment [Line Items]
Depreciation years	39 years
Machinery & equipment [Member]
Schedule of Property and Equipment [Line Items]
Depreciation years	3 years
Estimated residual value
Vehicles [Member]
Schedule of Property and Equipment [Line Items]
Depreciation years	5 years
Estimated residual value
Furniture and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Depreciation years	7 years
Estimated residual value
Software [Member]
Schedule of Property and Equipment [Line Items]
Depreciation years	5 years
Estimated residual value
Leasehold improvement [Member]
Schedule of Property and Equipment [Line Items]
Estimated residual value
Depreciation years	Lesser of lease term or economic life